Investment in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2023
Statement [Line Items]
Investment in Associates and Joint Ventures

	2023 $m	2022 $m

Cost

At 1 January	89	132

Additions	3	1

Share of profits/(losses) a	13	(41)

System Fund share of losses	(3)	(1)

Dividends and distributions	(1)	(1)

Exchange and other adjustments	–	(1)

At 31 December	101	89

Impairment

At 1 January	(53)	(55)

Impairment reversal	–	2

At 31 December	(53)	(53)

Net book value	48	36

Analysed as:

Barclay associate	3	–

Other associates	43	36

Joint ventures	2	–

	48	36

a
In 2023 and 2022, the total share of profits/(losses) from associates and joint ventures in the Group income statement included $18m gain and $18m loss, respectively, due to the liability recognised in 2022 and its subsequent reversal (see note 6). In 2022, $42m was included within exceptional items in addition to the $18m above.

Summary of Financial Information of Material Associate Investment
Summarised financial information in respect of the Barclay associate is set out below:

	2023 $m	2022 $m

Non-current assets	462	472

Current assets	86	64

Current liabilities	(23)	(33)

Non-current liabilities	(256)	(250)

Net assets	269	253

Group’s share of reported net assets at 19.9%	53	50

Adjustments to reflect impairment, capitalised costs and additional rights and obligations under the shareholder agreement	(8)	(8)

Effect of specially allocated expenses (note 6)	(42)	(42)

Carrying amount	3	–

	2023 $m	2022 $m

Revenue	131	106

Profit from continuing operations and total comprehensive income for the year	15	8

Group’s share of profit/(loss) for the year a	3	(42)

a	Includes specially allocated expenses and the cost of funding owner returns.